Consolidated Statements Of Changes In Shareholders' Deficit ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Ordinary shares [Member] CNY (¥) shares	Treasury stock [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Accumulated other comprehensive income/(loss) [Member] CNY (¥)	Accumulated deficit [Member] CNY (¥)
Beginning balance, shares at Dec. 31, 2017 | shares			260,000,000
Beginning balance at Dec. 31, 2017	¥ (703,081)		¥ 171			¥ 1,109	¥ (704,361)
Statement [Line Items]
Net loss	(9,342)						(9,342)
Preferred shares redemption value accretion	(216,185)						(216,185)
Foreign currency translation adjustment	2,649					2,649
Ending balance, shares at Dec. 31, 2018 | shares			260,000,000
Ending balance at Dec. 31, 2018	(925,959)		¥ 171			3,758	(929,888)
Statement [Line Items]
Net loss	(132,957)						(132,957)
Issuance of ordinary shares , shares | shares			25,428,430
Issuance of ordinary shares	18		¥ 18
Preferred shares redemption value accretion	¥ (940,186)						(940,186)
Grant of restricted shares, shares | shares	(25,428,430)	(25,428,430)
Grant of restricted shares	¥ (18)			¥ (18)
Foreign currency translation adjustment	671					671
Ending balance, shares at Dec. 31, 2019 | shares			285,428,430	(25,428,430)
Ending balance at Dec. 31, 2019	(1,998,431)		¥ 189	¥ (18)		4,429	(2,003,031)
Statement [Line Items]
Net loss	(82,200)	$ (12,595)					(82,184)
Issuance of ordinary shares , shares | shares			82,000,000
Issuance of ordinary shares	256,408		¥ 56		¥ 256,352
Conversion of preferred shares to ordinary shares upon the completion of the IPO shares	2,101,056		¥ 391		2,100,665
Preferred shares redemption value accretion	(154,066)						(154,066)
Share-based payment compensation	49,170				49,170
Grant of vested options to settle annual bonus	¥ 3,378				3,378
Issuance of ordinary shares and put into escrow, shares | shares	5,000,000	5,000,000	5,000,000	(5,000,000)
Issuance of ordinary shares and put into escrow			¥ 4	¥ (4)
Vesting of restricted shares, shares | shares				9,857,100
Vesting of restricted shares				¥ 8	(8)
Vesting of restricted share units, shares | shares				190,160
Vesting of restricted share units	¥ 196				196
Exercise of options, shares | shares	3,235,000	3,235,000		3,235,100
Exercise of options, value	¥ 2			¥ 2
Foreign currency translation adjustment	(6,338)	$ (971)				(6,338)
Ending balance, shares at Dec. 31, 2020 | shares			941,464,520	(17,146,070)
Ending balance at Dec. 31, 2020	¥ 169,191	$ 25,929	¥ 640	¥ (12)	¥ 2,409,753	¥ (1,909)	¥ (2,239,281)
Statement [Line Items]
Conversion of preferred shares to ordinary shares upon the completion of the IPO shares, shares | shares	569,036,090	569,036,090	569,036,090